SUBSEQUENT EVENTS (Details Narrative) - USD ($)		2 Months Ended	3 Months Ended	12 Months Ended
	Jan. 06, 2023	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Subsequent Event [Line Items]
Convertible notes payable			$ 480,000	$ 480,000	$ 800,000
Proceeds from convertible debt					$ 3,000,000
Shares issued, price per share			$ 0.75
Conversion price			0.25
Conversion price trigger			0.75
Exercise price			$ 0.625
Warrant term			5 years
Aggregate principal amount			$ 200,000,000
Purchase Agreement [Member]
Subsequent Event [Line Items]
Proceeds from convertible debt			$ 5,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Convertible debt percentage		8.00%
Aggregate principal amount		$ 787,600
Aggregate gross proceeds		$ 787,600
Subsequent Event [Member] | Purchase Agreement [Member]
Subsequent Event [Line Items]
Convertible notes payable	$ 405,000
Interest percenatge	8.00%
Proceeds from convertible debt	$ 5,000,000
Shares issued, price per share	$ 0.75
Pre-money valuation	$ 200,000,000
Conversion price	$ 0.25
Conversion price trigger	0.75
Exercise price	$ 0.625
Warrant term	5 years
Debt principal amount percentage	200.00%